Annual Total Returns - Franklin Managed Income Fund [BarChart] - Franklin Investors Securities Trust - FIST1-32 - Franklin Managed Income Fund - Class A	Mar. 01, 2021
Bar Chart Table:
Annual Return 2011	3.23%
Annual Return 2012	12.57%
Annual Return 2013	13.10%
Annual Return 2014	7.47%
Annual Return 2015	(2.85%)
Annual Return 2016	11.98%
Annual Return 2017	9.51%
Annual Return 2018	(3.16%)
Annual Return 2019	17.89%
Annual Return 2020	5.42%